POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE PROSPECTUS

DATED NOVEMBER 4, 2014, AS SUPPLEMENTED OCTOBER 8, 2015 OF:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

Effective immediately, Kevin Baum is no longer a Portfolio Manager of PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio. Accordingly, all information and references related to him are hereby removed from the Prospectus.

•	On page 6, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	Since Inception”

Please Retain This Supplement for Future Reference.

P-PDBC-PRO-1 SUP-2 120415

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 4, 2014 OF:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

Effective immediately, the Statement of Additional Information is revised as follows:

•	Kevin Baum is no longer a Portfolio Manager of PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio. Accordingly, all information and references related to him are hereby removed from the Statement of Additional Information.

Please Retain This Supplement for Future Reference.

P-PS-SAI-PDBC-SUP-1 120415